Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jan. 28, 2021
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 31, 2021
Union Street Partners Value Fund | Class A Shares
Prospectus [Line Items]
Trading Symbol	USPVX
Union Street Partners Value Fund | Class C Shares
Prospectus [Line Items]
Trading Symbol	USPCX
Union Street Partners Value Fund | Advisor Class Shares
Prospectus [Line Items]
Trading Symbol	USPFX